General and Administrative	12 Months Ended
Dec. 31, 2016
General and Administrative [Abstract]
General and Administrative
18.      General and Administrative:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2016	2015	2014

Salaries	$22,575	$19,480	$17,616
Depreciation	2,908	2,977	2,312
Office Expenses	24,274	20,861	18,171
General and Administrative expenses	$49,757	$43,318	$38,099